UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08767

UBS Money Series
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York		10019-6028
(Address of principal executive offices)		(Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 1285 Avenue of the Americas New York, NY 10019-6028
(Name and address of agent for service)
Copy to: Jack W. Murphy, Esq. Dechert LLP 1900 K Street, N.W. Washington, DC 20006
Registrant’s telephone number, including area code:		212-821 3000

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2015

Item 1.  Schedule of Investments

UBS Money Series

UBS Liquid Assets Fund

Schedule of investments – January 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations—21.82%
Federal Home Loan Bank
0.085%, due 02/06/15[1]	8,000,000	7,999,924
0.106%, due 02/12/15[2]	4,000,000	4,000,029
0.050%, due 03/02/15[1]	14,000,000	13,999,456
0.115%, due 03/17/15[1]	5,000,000	4,999,313
0.180%, due 03/20/15[1]	4,000,000	3,999,080
0.085%, due 03/27/15[1]	15,000,000	14,998,123
0.120%, due 05/15/15[1]	13,000,000	12,995,580
0.155%, due 08/18/15[1]	10,000,000	9,991,518
Federal National Mortgage Association*
0.500%, due 07/02/15	5,000,000	5,006,192
US Treasury Bill[1]
0.180%, due 02/04/16	3,000,000	2,994,540
US Treasury Notes
0.250%, due 02/15/15	10,000,000	10,000,757
0.250%, due 12/15/15	10,000,000	10,002,144
Total US government and agency obligations (cost—$100,986,656)		100,986,656

Certificates of deposit—18.36%
Banking-non-US—13.18%
Bank of Nova Scotia
0.298%, due 02/19/15[2]	5,000,000	5,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.180%, due 02/04/15	3,000,000	3,000,000
Credit Industriel et Commercial
0.130%, due 02/03/15	7,000,000	7,000,000
HSBC Bank USA N.A.
0.255%, due 06/10/15	6,000,000	6,000,000
Mitsubishi UFJ Trust & Banking Corp.
0.210%, due 03/09/15	5,000,000	5,000,000
Mizuho Bank Ltd.
0.200%, due 03/02/15	10,000,000	10,000,000
Natixis
0.241%, due 02/03/15[2]	5,000,000	5,000,000
Nordea Bank Finland PLC
0.230%, due 05/20/15	3,000,000	3,000,000
Norinchukin Bank Ltd.
0.170%, due 02/04/15	12,000,000	12,000,000
0.140%, due 02/26/15	1,000,000	1,000,000
Rabobank Nederland NV
0.302%, due 04/10/15[2]	2,000,000	2,000,000

UBS Money Series

UBS Liquid Assets Fund

Schedule of investments – January 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Toronto-Dominion Bank
0.230%, due 02/24/15	2,000,000	2,000,000
		61,000,000

Banking-US—5.18%
BMO Harris Bank N.A.
0.230%, due 02/11/15	4,000,000	4,000,000
0.300%, due 07/23/15	5,000,000	5,000,000
Citibank N.A.
0.250%, due 05/07/15	5,000,000	5,000,000
JPMorgan Chase Bank N.A.
0.240%, due 06/05/15	3,000,000	3,000,000
0.320%, due 10/28/15	5,000,000	5,000,000
Wells Fargo Bank N.A.
0.230%, due 04/08/15	2,000,000	2,000,000
		24,000,000
Total certificates of deposit (cost—$85,000,000)		85,000,000

Commercial paper[1]—46.24%
Asset backed-miscellaneous—20.74%
Albion Capital LLC
0.180%, due 02/23/15	10,000,000	9,998,950
Antalis US Funding Corp.
0.160%, due 02/06/15	10,000,000	9,999,822
Atlantic Asset Securitization LLC
0.140%, due 02/10/15	5,000,000	4,999,844
CAFCO LLC
0.200%, due 03/18/15	10,000,000	9,997,555
Gotham Funding Corp.
0.160%, due 02/24/15	8,000,000	7,999,218
0.160%, due 03/10/15	6,000,000	5,999,040
LMA Americas LLC
0.170%, due 02/09/15	8,000,000	7,999,736
Manhattan Asset Funding Co. LLC
0.190%, due 02/27/15	5,000,000	4,999,340
Regency Markets No. 1 LLC
0.150%, due 02/17/15	8,000,000	7,999,500
0.150%, due 02/20/15	5,000,000	4,999,625
Salisbury Receivables Co. LLC
0.170%, due 02/10/15	5,000,000	4,999,811
Victory Receivables Corp.
0.170%, due 02/04/15	5,000,000	4,999,953
0.150%, due 02/18/15	8,000,000	7,999,467

UBS Money Series

UBS Liquid Assets Fund

Schedule of investments – January 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[1]—(continued)
Asset backed-miscellaneous—(concluded)
Working Capital Management Co.
0.160%, due 02/03/15	3,000,000	2,999,987
		95,991,848

Banking-non-US—6.26%
ASB Finance Ltd.
0.257%, due 02/23/15[2]	2,000,000	2,000,000
Caisse Centrale Desjardins
0.160%, due 02/09/15	4,000,000	3,999,876
National Australia Bank Ltd.
0.415%, due 01/08/16	4,000,000	3,984,322
Nordea Bank AB
0.220%, due 04/14/15	5,000,000	4,997,830
Sumitomo Mitsui Banking Corp.
0.230%, due 04/29/15	14,000,000	13,992,308
		28,974,336

Banking-US—5.18%
Bedford Row Funding Corp.
0.150%, due 02/02/15	5,000,000	5,000,000
0.470%, due 01/04/16	2,000,000	1,991,227
BNP Paribas Finance, Inc.
0.080%, due 02/06/15	14,000,000	13,999,875
PNC Bank N.A.
0.300%, due 07/06/15	3,000,000	2,996,150
		23,987,252

Energy-integrated—5.64%
CNPC Finance HK Ltd.
0.290%, due 02/05/15	9,000,000	8,999,782
0.390%, due 02/12/15	5,000,000	4,999,458
Sinopec Century Bright Capital Investment Ltd.
0.320%, due 02/18/15	12,104,000	12,102,279
		26,101,519

Finance-captive automotive—1.73%
Toyota Motor Credit Corp.
0.140%, due 02/09/15	5,000,000	4,999,864
0.210%, due 04/27/15	3,000,000	2,998,530
		7,998,394

UBS Money Series

UBS Liquid Assets Fund

Schedule of investments – January 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[1]—(concluded)
Finance-non-captive diversified—1.94%
General Electric Capital Corp.
0.200%, due 02/02/15	5,000,000	5,000,000
0.350%, due 10/02/15	4,000,000	3,990,589
		8,990,589

Insurance-life—2.59%
MetLife Short Term Funding LLC
0.120%, due 02/18/15	2,000,000	1,999,893
0.120%, due 03/06/15	10,000,000	9,998,934
		11,998,827

Tobacco—2.16%
Philip Morris International, Inc.
0.120%, due 02/06/15	5,000,000	4,999,933
0.100%, due 02/10/15	5,000,000	4,999,889
		9,999,822
Total commercial paper (cost—$214,042,587)		214,042,587

Short-term corporate obligation—1.73%
Banking-non-US—1.73%
Barclays Bank PLC
0.360%, due 02/05/15[3] (cost—$8,000,000)	8,000,000	8,000,000

Repurchase agreements—12.50%
Repurchase agreement dated 01/30/15 with Barclays Capital, Inc., 0.050% due 02/02/15, collateralized by $28,579,000 US Treasury Note, 2.500% due 05/15/24; (value—$30,600,039); proceeds: $30,000,125	30,000,000	30,000,000
Repurchase agreement dated 01/30/15 with Goldman Sachs & Co., 0.060% due 02/02/15, collateralized by $1,766,249 Federal Home Loan Mortgage Corp. obligations, 1.250% to 3.750% due 03/27/19 to 11/15/19 and $25,141,000 Federal National Mortgage Association obligations, 0.875% to 5.355% due 10/26/17 to 11/24/17; (value—$27,846,757); proceeds: $27,300,137	27,300,000	27,300,000

UBS Money Series

UBS Liquid Assets Fund

Schedule of investments – January 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Repurchase agreements—(concluded)
Repurchase agreement dated 01/30/15 with State Street Bank and Trust Co., 0.000% due 02/02/15, collateralized by $562,140 Federal Home Loan Mortgage Corp. obligations, 2.060% due 10/17/22; (value—$555,042); proceeds: $544,000	544,000	544,000
Total repurchase agreements (cost—$57,844,000)		57,844,000
Total investments (cost—$465,873,243 which approximates cost for federal income tax purposes)—100.65%		465,873,243
Liabilities in excess of other assets—(0.65)%		(2,997,182)
Net assets (applicable to 462,875,024 shares of common stock outstanding equivalent to $1.00 per share)—100.00%		$462,876,061

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	100,986,656	—	100,986,656
Certificates of deposit	—	85,000,000	—	85,000,000
Commercial paper	—	214,042,587	—	214,042,587
Short-term corporate obligation	—	8,000,000	—	8,000,000
Repurchase agreements	—	57,844,000	—	57,844,000
Total	—	465,873,243	—	465,873,243

At January 31, 2015 there were no transfers between Level 1 and Level 2.

Weighted average maturity—52 days.

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	71.6
Japan	11.4
China	5.6
United Kingdom	3.0
France	2.6
Canada	2.4
Sweden	1.1
Australia	0.9
Finland	0.6
Netherlands	0.4
New Zealand	0.4
Total	100.0

UBS Money Series

UBS Liquid Assets Fund

Schedule of investments – January 31, 2015 (unaudited)

Portfolio footnotes

*

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

1	Rates shown are the discount rates at date of purchase.

2

Variable or floating rate security. The interest rate shown is the current rate as of January 31, 2015 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

3	Illiquid investment as of January 31, 2015.

Valuation of investments—Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of the Fund’s Schedule of investments.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semi-annual report to shareholders dated October 31, 2014.

UBS Money Series

UBS Select Prime Institutional Fund

This Fund’s assets were fully invested in Prime Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime Master Fund, in turn, directly invests in money market securities. The net assets of UBS Select Prime Institutional Fund as of 1/31/15 were $4,249,972,278.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Treasury Institutional Fund

This Fund’s assets were fully invested in Treasury Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Treasury Master Fund, in turn, directly invests in US Treasury securities. The net assets of UBS Select Treasury Institutional Fund as of 1/31/15 were $4,449,807,257.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Tax-Free Institutional Fund

This Fund’s assets were fully invested in Tax-Free Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Tax-Free Master Fund, in turn, directly invests in federal tax-free municipal securities. The net assets of UBS Select Tax-Free Institutional Fund as of 1/31/15 were $506,055,048.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Prime Preferred Fund

This Fund’s assets were fully invested in Prime Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime Master Fund, in turn, directly invests in money market securities. The net assets of UBS Select Prime Preferred Fund as of 1/31/15 were $6,727,637,240.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Treasury Preferred Fund

This Fund’s assets were fully invested in Treasury Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Treasury Master Fund, in turn, directly invests in US Treasury securities. The net assets of UBS Select Treasury Preferred Fund as of 1/31/15 were $4,837,895,161.

(Master Trust 1940 Act File Number is 811-22078)

UBS Money Series

UBS Select Tax-Free Preferred Fund

This Fund’s assets were fully invested in Tax-Free Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Tax-Free Master Fund, in turn, directly invests in federal tax-free municipal securities. The net assets of UBS Select Tax-Free Preferred Fund as of 1/31/15 were $36,670,413.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Prime Investor Fund

This Fund’s assets were fully invested in Prime Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime Master Fund, in turn, directly invests in money market securities. The net assets of UBS Select Prime Investor Fund as of 1/31/15 were $353,543,115.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Treasury Investor Fund

This Fund’s assets were fully invested in Treasury Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Treasury Master Fund, in turn, directly invests in US Treasury securities. The net assets of UBS Select Treasury Investor Fund as of 1/31/15 were $351,617,372.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Tax-Free Investor Fund

This Fund’s assets were fully invested in Tax-Free Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Tax-Free Master Fund, in turn, directly invests in federal tax-free municipal securities. The net assets of UBS Select Tax-Free Investor Fund as of 1/31/15 were $25,122,521.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Prime Capital Fund

This Fund’s assets were fully invested in Prime Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime Master Fund, in turn, directly invests in money market securities. The net assets of UBS Select Prime Capital Fund as of 1/31/15 were $2,273,381,649.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Treasury Capital Fund

This Fund’s assets were fully invested in Treasury Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Treasury Master Fund, in turn, directly invests in US Treasury securities. The net assets of UBS Select Treasury Capital Fund as of 1/31/15 were $1,409,019,154.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Tax-Free Capital Fund

This Fund’s assets were fully invested in Tax-Free Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Tax-Free Master Fund, in turn, directly invests in federal tax-free municipal securities. The net assets of UBS Select Tax-Free Capital Fund as of 1/31/15 were $953,242,129.

(Master Trust 1940 Act File Number is 811-22078)

Item 2.  Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)               Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Money Series

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	April 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	April 1, 2015

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	April 1, 2015